Interest Expense and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest costs [abstract]
Interest payable on long-term borrowings and Financial Liabilities	$ 5,688	$ 3,847	$ 2,047
Bank charges	55	67	60
Amortization of debt discount	294	323	165
Operating lease liability interest	43	28	54
Other finance expenses	45	30	34
Gain from termination of lease liability	0	0	(40)
Amortization of gain of Loan modification	164	59	0
Total	$ 6,289	$ 4,354	$ 2,320